Consolidated Balance Sheets - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
CURRENT ASSETS
Subscription receivables			$ 197,810
Trade receivables	$ 32,136	17,943	10,204
Prepayment and deposits	238,385	242,936	3,277
Cash in bank	1,512,319	1,408,048	2,291,534
Total Current Assets	1,782,840	1,668,927	2,502,825
NON-CURRENT ASSETS
Property, plant and equipment, net	43,529	59,852
Lease asset- right of use	10,562	14,151
Total Non Current Assets	54,091	74,003
TOTAL ASSETS	1,836,931	1,742,930	2,502,825
CURRENT LIABILITIES
Account payable		577
Others payables and accrued liabilities	175,812	41,666	15,286
Lease liabilities, current	12,405	16,632
Amount due to related parties			6,464
Total Current Liabilities	188,217	58,875	21,750
TOTAL LIABILITIES	188,217	58,875	21,750
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Shares, par value $0.0001; 1,000,000,000 shares authorized, 331,917,500 shares issued and outstanding as of October 31, 2020, July 31, 2020 and July 31, 2019 respectively	33,192	33,192	33,192
Additional paid in capital	2,463,308	2,463,308	2,463,308
Accumulated other comprehensive profit
Accumulated deficit	(847,786)	(812,445)	(15,425)
TOTAL STOCKHOLDERS' EQUITY	1,648,714	1,684,055	2,481,075
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,836,931	$ 1,742,930	$ 2,502,825